Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Payroll payable	$ 156,932	$ 174,431
VAT and other taxes payable	245,739	216,076
Other payable	315,657	16,033
Accrued expenses and other current liabilities	$ 718,327	$ 406,540